Long-term Notes and Loans Payable	12 Months Ended
Dec. 31, 2020
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Long-term Notes and Loans Payable
NOTE 14. LONG-TERM NOTES AND LOANS PAYABLE

The following table represents the Company’s loans payable balances as of December 31, 2020 and 2019:

($ in thousands)	2020	2019
Term Loan	$180,863	$—
Interest payable	3,658	—
HHH Loan	—	550

Total borrowings and interest payable	$184,521	$550

Less Short-term borrowings and interest payable	(15,046)	—

Total Long-term notes and loans payable	$169,475	$550

(a)	Amended Term Loan
On February 2, 2020, the Company closed on a senior secured term loan agreement (the “Term Loan”) for an aggregate principal amount of $100 million, with the option to increase the principal amount to $200 million. Of the $100 million Term Loan commitment, $92.4 million was committed by Tranche A lenders (the “Tranche A Commitment”) and $7.6 million was committed by Tranche B lenders (the “Tranche B Commitment”).
The Tranche A Commitment accrued interest at a rate of 12.7% per annum, payable in cash quarterly, and had a stated maturity of July 2021. The Tranche B Commitment accrued interest at a rate of 13.2% per annum, payable in cash quarterly, and had a stated maturity of January 2022. The Company’s effective interest rates for the Tranche A Commitment and Tranche B Commitment of the Term Loan were 17.0% and 16.1%, respectively. The Company capitalized $5.5 million and $0.4 million, respectively, of borrowing costs related to the Tranche A Commitment and Tranche B Commitment.
On December 11, 2020, the Company entered into an amendment to exercise the mutual option to increase the principal amount to $200 million and refinance the existing Term Loan and the Opaskwayak Cree Nation Loan (the “OCN Loan”), resulting in one amended term loan (the “Amended Term Loan”). As a result of the non-substantial
debt modification of the existing Term Loan and the OCN Loan, a gain on debt modification of $4.3 million was recognized. Of the $200 million Amended Term Loan commitment, $11.7 million was committed by non-extending
lenders (the
“Non-Extending
Lenders Commitment”), $97.3 million was committed by extending lenders (the “Extending Lenders Commitment”) and $91.0 million was committed by increasing lenders (the “Increasing Lenders Commitment”). The Company accelerated principal repayments of $5.4 million and $1.0 million to the OCN Loan lender and certain exiting Term Loan lenders, respectively.
The
Non-Extending
Lenders Commitment accrues interest at a rate of 12.7% per annum, payable in cash quarterly, and has a stated maturity of July 2021. The Extending Lenders Commitment and Increasing Lenders Commitment (the “Extending and Increasing Lenders Commitment”) accrues interest at a rate of 12.0% per annum, payable in cash quarterly, and have a stated maturity of January 2023. The Company’s effective interest rates for the
Non-Extending
Lenders Commitment and the Extending and Increasing Lenders Commitment are 18.1% and 17.6%, respectively. The Company capitalized $0.1 million and $11.8 million of borrowing costs related to the
Non-Extending
Lenders Commitment and the Extending and Increasing Lenders Commitment, respectively. Of the $11.9 million in deferred financing fees, $8.6 million is payable upon principal repayment of the Extending and Increasing Lenders Commitment and thus, was reflected within Other long-term liabilities.
The Amended Term Loan is secured by a guarantee from substantially all material subsidiaries of the Company, as well as by a security interest in certain assets of the Company and such material subsidiaries. The Amended Term Loan also contains negative covenants which restrict the actions of the Company and its subsidiaries during the term of the loan, including restrictions on paying dividends, making investments and incurring additional indebtedness.
The Company may prepay in whole or in part the Amended Term Loan at any time prior to the stated maturity date, subject to certain conditions, upon the payment of the outstanding principal amount (plus a specified prepayment premium) and all accrued and unpaid interest and fees.
For the year ended December 31, 2020, the Company recognized $16.0 million of interest expense attributable to the Term Loan, including interest expense related to the amortization of the debt issuance costs of $3.6 million.

(b)	OCN Loan
In conjunction with its January 8, 2020 acquisition of Origin House, the Company recorded a short-term liability, the OCN Loan, for an aggregate balance of $22.0 million as of the acquisition date, subject to a 10% interest rate and a stated maturity of June 2020. The weighted average effective interest rate of the OCN Loan was 23.8%.
On June 30, 2020, the OCN Loan was amended to extend the maturity date from June 30, 2020 to June 30, 2021 for an extension fee of $0.6 million which was recorded within Accounts payable and other accrued expenses and was amortized over the extended term. Fees, interest and principal payments were made in regular monthly installments through the maturity date. As a result of the non-substantial
debt modification, the effective interest rate increased to 27.1% and a gain on debt modification of $1.1 million was recognized.
On September 29, 2020, the OCN Loan was amended to restate the principal repayment terms for an extension fee of $0.1 million which was recorded within Accounts payable and other accrued expenses. Fees, interest and principal payments were made in regular monthly installments through the maturity date. As a result of the non-substantial
debt modification, the effective interest rate decreased to 18.8% and a loss on debt modification of $40 thousand was recognized.
For the year ended December 31, 2020, the Company recognized interest expense of $4.5 million attributable to the OCN Loan, including interest expense related to the accretion of discount on the OCN Loan of $2.5 million. As discussed above, the OCN Loan was settled in December 2020, in conjunction with the amendment of the Term Loan.

(c)	Other Loans
In conjunction with its October 1, 2019 acquisition of HHH, the Company recorded a long-term liability for the HHH Loan for an aggregate balance of $0.6 million with a stated maturity of June 2021. During June 2020, the Company paid off the $0.6 million outstanding principal balance as part of a sale-leaseback transaction. See Note 7 for additional details on the transaction.